CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Income Statement [Abstract]
Revenue	$ 20
Cost of goods sold	56,211
Gross margin	(56,191)
Operating Expenses:
General and administrative expenses	23,200	89,687
Bad debt expense		80,000
Officer compensation	7,000	63,000
Professional fees	79,522	107,583
Total operating expenses	109,722	340,270
Loss from operations	(165,913)	(340,270)
Other income (expense):
Interest expense	(336,465)	(108,677)
Interest income		174
Change in fair value of derivative	60,833	73,670
Loss on issuance of convertible notes	(38,477)	(186,886)
Loss on impairment of fixed asset	(30,300)
Gain on debt conversion	7,608
Gain on extinguishment of debt	78,683	80,637
Total other expense	(258,118)	(141,082)
Loss before provision for income tax	(424,031)	(481,352)
Provision for income tax
Net loss	$ (424,031)	$ (481,352)
Basic loss per share	$ (0.00)	$ (0.04)
Diluted loss per share	$ (0.00)	$ (0.04)
Basic weighted average shares	161,178,454	12,827,048
Diluted weighted average shares	161,178,454	12,827,048